Borrowings and leases - Schedule of Borrowings Outstanding (Details) ₱ in Millions, € in Millions, kr in Millions, $ in Millions, $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 PHP (₱)
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 10,224	€ 9,940
Total current borrowings	470	1,391
Proceeds from borrowings, net	1,327	1,008	€ 694
Repayments on third party borrowings	1,824	1,207	€ 1,159
€250 million 2.750% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250
Borrowings, interest rate	2.75%			2.75%	2.75%	2.75%	2.75%	2.75%
Total non-current borrowings	€ 0	247
€600 million 1.750% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 600
Borrowings, interest rate	1.75%			1.75%	1.75%	1.75%	1.75%	1.75%
Total non-current borrowings	€ 0	593
€300 million Floating rate Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	300
Total non-current borrowings	299	0
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 391	387
€250 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 253	256
€500 million 1.750% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	1.75%			1.75%	1.75%	1.75%	1.75%	1.75%
Total non-current borrowings	€ 488	484
€750 million 0.20% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750
Borrowings, interest rate	0.20%			0.20%	0.20%	0.20%	0.20%	0.20%
Total non-current borrowings	€ 747	746
€500 million 1.125% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	1.125%			1.125%	1.125%	1.125%	1.125%	1.125%
Total non-current borrowings	€ 497	497
€500 million 1.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	1.875%			1.875%	1.875%	1.875%	1.875%	1.875%
Total non-current borrowings	€ 488	485
€700 million 3.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 700
Borrowings, interest rate	3.875%			3.875%	3.875%	3.875%	3.875%	3.875%
Total non-current borrowings	€ 696	695
€500 million 3.125% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	3.125%			3.125%	3.125%	3.125%	3.125%	3.125%
Total non-current borrowings	€ 496	0
€500 million 0.70% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	0.70%			0.70%	0.70%	0.70%	0.70%	0.70%
Total non-current borrowings	€ 485	485
€700 million 0.50% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 700
Borrowings, interest rate	0.50%			0.50%	0.50%	0.50%	0.50%	0.50%
Total non-current borrowings	€ 697	696
€600 million 3.250% Notes 2032
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 600
Borrowings, interest rate	3.25%			3.25%	3.25%	3.25%	3.25%	3.25%
Total non-current borrowings	€ 595	594
€500 million 3.125% Notes 2032
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	3.125%			3.125%	3.125%	3.125%	3.125%	3.125%
Total non-current borrowings	€ 495	0
€1 billion 0.875% Notes 2033
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000
Borrowings, interest rate	0.875%			0.875%	0.875%	0.875%	0.875%	0.875%
Total non-current borrowings	€ 993	992
€750 million 1.50% Notes 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 747	746
US$500 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 500
Borrowings, interest rate	1.50%			1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 425	478
A$30 million 4.125% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 30
Borrowings, interest rate	4.125%			4.125%	4.125%	4.125%	4.125%	4.125%
Total non-current borrowings	€ 0	18
Total current borrowings	€ 17	0
A$50 million 4.155% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 50
Borrowings, interest rate	4.155%			4.155%	4.155%	4.155%	4.155%	4.155%
Total non-current borrowings	€ 30	32
A$133 million 2.45% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 133
Borrowings, interest rate	2.45%			2.45%	2.45%	2.45%	2.45%	2.45%
Total non-current borrowings	€ 76	80
A$50 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 50
Borrowings, interest rate	4.20%			4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings	€ 31	33
A$187 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 187
Borrowings, interest rate	4.20%			4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings	€ 116	123
A$13 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 13
Borrowings, interest rate	4.20%			4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings	€ 8	9
NOK1 billion 3.040% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | kr						kr 1,000
Borrowings, interest rate	3.04%			3.04%	3.04%	3.04%	3.04%	3.04%
Total non-current borrowings	€ 86	87
NOK750 million 2.750% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | kr						kr 750
Borrowings, interest rate	2.75%			2.75%	2.75%	2.75%	2.75%	2.75%
Total non-current borrowings	€ 64	65
US$50 million 2.6525% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 50
Borrowings, interest rate	2.6525%			2.6525%	2.6525%	2.6525%	2.6525%	2.6525%
Total non-current borrowings	€ 43	48
JPY10 billion 4.150% Notes 2036
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 10.0
Borrowings, interest rate	4.15%			4.15%	4.15%	4.15%	4.15%	4.15%
Total non-current borrowings	€ 55	67
JPY12.3 billion 1.060% Notes 2037
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 12.3
Borrowings, interest rate	1.06%			1.06%	1.06%	1.06%	1.06%	1.06%
Total non-current borrowings	€ 53	63
PHP Term loan due 2034
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	338	387
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	532	547
€250 million 2.750% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250
Borrowings, interest rate	2.75%			2.75%	2.75%	2.75%	2.75%	2.75%
Total current borrowings	€ 250	0
€800 million 0.00% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 800
Borrowings, interest rate	0.00%			0.00%	0.00%	0.00%	0.00%	0.00%
Total current borrowings	€ 0	799
€350 million 2.375% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 350
Borrowings, interest rate	2.375%			2.375%	2.375%	2.375%	2.375%	2.375%
Total current borrowings	€ 0	351
A$30 million 4.166% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 30
Borrowings, interest rate	4.166%			4.166%	4.166%	4.166%	4.166%	4.166%
Total current borrowings	€ 0	19
A$20 million 4.250% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $					$ 20
Borrowings, interest rate	4.25%			4.25%	4.25%	4.25%	4.25%	4.25%
Total current borrowings	€ 0	12
PHP 2billion 4.70% Loan 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | ₱								₱ 2,000
Borrowings, interest rate	4.70%			4.70%	4.70%	4.70%	4.70%	4.70%
Total current borrowings	€ 29	0
PHP500 million 4.350% Loan 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | ₱								₱ 500
Borrowings, interest rate	4.35%			4.35%	4.35%	4.35%	4.35%	4.35%
Total current borrowings	€ 7	0
PHP3.5 billion 6.00% Loan 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | ₱								₱ 3,500
Borrowings, interest rate	6.00%			6.00%	6.00%	6.00%	6.00%	6.00%
Total current borrowings	€ 0	16
PHP2 billion 5.750% Loan 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | ₱								₱ 2,000
Borrowings, interest rate	5.75%			5.75%	5.75%	5.75%	5.75%	5.75%
Total current borrowings	€ 0	33
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total current borrowings	€ 167	€ 161